CONSOLIDATED BALANCE SHEETS (Parenthetical) (CNY)	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS
Trade accounts receivable, allowance for doubtful accounts	0	0
Ordinary share, par value (in CNY per share)	0.0068259	0.0068259
Ordinary share, shares authorized	25,725,000	25,725,000
Ordinary share, shares issued	25,725,000	25,725,000
Ordinary share, shares outstanding	25,725,000	25,725,000